Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of significant accounting policies
Property, plant and equipment
Office premises	47 to 51 years
Leasehold improvements	over terms of the leases or the useful lives whichever is less
Furniture, fixtures and office equipment	3 to 5 years
Motor vehicles	4 years
Testing equipment	3 years

Engineering segment backlog
	2021	2020
	US$’000	US$’000

Engineering segment	5,400	11,581